Employee Benefit Plans (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Text Block Supplement [Abstract]
Employee group contributed, amount	¥ 52,942	¥ 90,438	¥ 74,179